Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income	$ 4,410	$ 4,013
Adjustments to reconcile net income to net cash from operating activities:
Depreciation	547	567
Provision (credit) for loan losses	(150)	6
Net gains on securities available-for-sale	(105)	(718)
Amortization Of Net Premiums On Securities Available For Sale	944	1,135
Net gains on sales of loans	(722)	(718)
Originations of loans held for sale	(23,997)	(29,301)
Proceeds from sales of loans held for sale	(25,074)	(30,056)
Recognition of mortgage servicing rights	33	92
Amortization of mortgage servicing rights	65	120
Net change in mortgage servicing rights valuation allowance	(15)	(52)
Net losses on sales of other real estate owned	12	39
Other Real Estate and Assets Available for Sale Write Downs	225	340
Earnings on bank owned life insurance, net	(431)	(414)
Amortization of intangible assets	70	89
ESOP compensation expense	251	229
Stock based compensation expense	334	243
Changes in assets and liabilities:
Accrued interest receivable and other assets	399	192
Accrued interest payable and other liabilities	(173)	821
Net Cash Provided by (Used in) Operating Activities	6,705	6,555
Cash flows from investing activities:
Net changes in interest-earning time deposits at other financial institutions	27	499
Proceeds from sales of securities available-for-sale	26,133	32,942
Proceeds from maturities, calls, and principal repayments of securities available-for-sale	19,662	16,589
Purchases of securities available-for-sale	(34,035)	(95,770)
Payments to Acquire Federal Home Loan Bank Stock	0	(854)
Proceeds from Sale of Federal Home Loan Bank Stock	100	296
Net change in loans	(12,810)	18,215
Proceeds from sales of other real estate owned	850	1,521
Purchase of bank owned life insurance	(500)	(2,000)
Premises and equipment expenditures, net	(231)	(456)
Net cash utilized for investing activities	(804)	(29,018)
Cash flows from financing activities:
Net change in deposits	(5,933)	(2,269)
Proceeds from FHLB long-term advances	15,000	25,000
Repayment of FHLB long-term advances	(15,000)	(5,021)
Net change in FHLB short-term advances	(1,858)	17,789
Net change in short-term borrowings	(2,415)	2,415
Stock options exercised	28	84
Dividends paid on common stock	(923)	(987)
Repurchase of common stock	(4,321)	(3,186)
Net cash provided by (utilized for) financing activities	(15,422)	33,825
Net increase (decrease) in cash and cash equivalents	(9,521)	11,362
Cash and cash equivalents at beginning of year	18,219	6,857
Cash and cash equivalents at end of year	8,698	18,219
Cash paid during the period for:
Interest paid	3,087	3,442
Income taxes paid	517	975
Supplemental noncash disclosures:
Transfers from loans receivable to other real estate owned	114	2,186
Transfer from Fixed Assets to Other Assets	$ 479	$ 0